Intangible Asset, Net (Tables)	12 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible asset
	As of June 30,
	2022	2021
Copyright licenses	$2,845,857	$2,204,928
SaaS	149,296	-
	2,995,153	2,204,928
Less: accumulated amortization	(790,742)	(569,607)
	$2,204,411	$1,635,321

Schedule of amortization amount of intangible asset by fiscal years
2023	$260,069
2024	260,069
2025	260,069
2026	260,069
2027	260,069
Thereafter	904,066
Total	$2,204,411